SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,065,332	$ 1,115,332
Less accumulated depreciation	(916,308)	(881,024)
Property and equipment, net	149,024	234,308
Software and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	759,031	809,031
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	230,883	230,883
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59,545	59,545
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,873	$ 15,873